Lease Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Lease, Right-of-use Assets [Abstract]
Balance	$ 0
Depreciation for the year (note 20)	3,349	$ 0	$ 0
Balance	10,758	0
Cost [Member]
Lease, Right-of-use Assets [Abstract]
Balance	0
Adoption of IFRS 16 (note 2)	11,321
Additions	2,103
Foreign currency translation adjustment	555
Balance	13,979	0
Accumulated Depreciation [Member]
Lease, Right-of-use Assets [Abstract]
Balance	0
Depreciation for the year (note 20)	3,349
Foreign currency translation adjustment	(128)
Balance	$ (3,221)	$ 0